Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.9%
6,029	iShares 20+ Year Treasury Bond ETF	$ 816,628	1.9
3,947	iShares Core S&P Small-Cap ETF	428,368	1.0
13,801	Schwab U.S. TIPS ETF	844,069	2.0
19,117	Vanguard Value ETF	2,513,121	6.0

	Total Exchange-Traded Funds
	(Cost $3,932,254)	4,602,186	10.9

MUTUAL FUNDS: 89.1%
	Affiliated Investment Companies: 89.1%
171,580	Voya Global Bond Fund - Class R6	1,645,453	3.9
682,609	Voya High Yield Bond Fund - Class R6	5,460,873	12.9
569,258	Voya Intermediate Bond Fund - Class R6	5,834,898	13.8
24,402	Voya Large-Cap Growth Fund - Class R6	1,364,089	3.2
22,147	Voya MidCap Opportunities Portfolio - Class R6	411,273	1.0
87,464	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,308,458	3.1
60,899	Voya Multi-Manager International Equity Fund - Class I	830,054	2.0
160,794	Voya Multi-Manager International Factors Fund - Class I	1,696,379	4.0
40,298	Voya Multi-Manager Mid Cap Value Fund - Class I	441,665	1.0
210,129	Voya Short Term Bond Fund - Class R6	2,097,091	5.0
170,868	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,328,936	5.5
167,048	Voya U.S. Stock Index Portfolio - Class I	3,355,997	7.9
381,079	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,591,996	10.9
40,204	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	847,101	2.0
131,124	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,321,838	10.2
10,498	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,155,461	2.7

	Total Mutual Funds
	(Cost $33,896,133)	37,691,562	89.1

	Total Investments in Securities (Cost $37,828,387)	$ 42,293,748	100.0
	Liabilities in Excess of Other Assets	(12,406)	–
	Net Assets	$ 42,281,342	100.0

(1)	Non-income producing security.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,602,186	$–	$–	$4,602,186
Mutual Funds	37,691,562	–	–	37,691,562
Total Investments, at fair value	$42,293,748	$–	$–	$42,293,748

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,632,792	$141,532	$(36,642)	$(92,229)	$1,645,453	$18,398	$2,344	$-
Voya High Yield Bond Fund - Class R6	5,301,014	333,488	(124,969)	(48,660)	5,460,873	71,897	1,735	-
Voya Intermediate Bond Fund - Class R6	5,664,178	571,542	(165,955)	(234,867)	5,834,898	45,260	9,481	-
Voya Large-Cap Growth Fund - Class R6	1,365,407	60,708	(44,744)	(17,282)	1,364,089	-	8,114	-
Voya MidCap Opportunities Portfolio - Class R6	427,493	13,342	(21,044)	(8,518)	411,273	-	8,912	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,271,212	42,642	(33,598)	28,202	1,308,458	-	8,468	-
Voya Multi-Manager International Equity Fund - Class I	837,912	26,683	(50,350)	15,809	830,054	-	9,284	-
Voya Multi-Manager International Factors Fund - Class I	1,669,724	57,080	(72,966)	42,541	1,696,379	-	6,058	-
Voya Multi-Manager Mid Cap Value Fund - Class I	418,887	13,342	(38,035)	47,471	441,665	-	6,432	-
Voya Short Term Bond Fund - Class R6	2,016,956	133,105	(47,438)	(5,532)	2,097,091	10,225	1,294	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,164,698	146,759	(142,907)	160,386	2,328,936	-	10,938	-
Voya U.S. Stock Index Portfolio - Class I	2,475,674	918,208	(156,673)	118,788	3,355,997	-	39,175	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,443,131	253,806	(92,538)	(12,403)	4,591,996	-	19,960	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	854,047	65,280	(123,541)	51,315	847,101	-	39,825	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,091,366	205,304	(125,378)	150,546	4,321,838	-	19,681	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,138,400	45,784	(49,073)	20,350	1,155,461	-	8,136	-
	$35,772,891	$3,028,605	$(1,325,851)	$215,917	$37,691,562	$145,780	$199,837	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $38,394,545.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,739,478
Gross Unrealized Depreciation	(840,275)
Net Unrealized Appreciation	$3,899,203